UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income	Brookfield Infrastructure Partners L.P.	Non-controlling interest
Balance as at Dec. 31, 2020		$ (572)	$ 53	$ 33	$ (2,347)	$ 539	$ (1,722)	$ 1,150
Net income (loss)		(21)		(221)			(221)	200
Other comprehensive loss		9				(8)	(8)	17
Comprehensive income (loss)		(12)		(221)		(8)	(229)	217
Distributions to non-controlling interest		(281)						(281)
Acquisition of non-controlling interest	[1]	(196)						(196)
Other items	[1],[2]	(87)		142	(32)	(142)	(32)	(55)
Balance as at Jun. 30, 2021		(1,148)	53	(46)	(2,379)	389	(1,983)	835
Balance as at Mar. 31, 2021		(912)	53	(145)	(2,347)	507	(1,932)	1,020
Net income (loss)		65		(43)			(43)	108
Other comprehensive loss		157				24	24	133
Comprehensive income (loss)		222		(43)		24	(19)	241
Distributions to non-controlling interest		(175)						(175)
Acquisition of non-controlling interest	[1]	(196)						(196)
Other items	[1],[2]	(87)		142	(32)	(142)	(32)	(55)
Balance as at Jun. 30, 2021		(1,148)	53	(46)	(2,379)	389	(1,983)	835
Balance as at Dec. 31, 2021		(1,424)	53	(193)	(2,379)	392	(2,127)	703
Net income (loss)		626		300			300	326
Other comprehensive loss		(144)				(136)	(136)	(8)
Comprehensive income (loss)		482		300		(136)	164	318
Distributions to non-controlling interest		(136)						(136)
Balance as at Jun. 30, 2022		(1,078)	53	107	(2,379)	256	(1,963)	885
Balance as at Mar. 31, 2022		(1,563)	53	(566)	(2,379)	422	(2,470)	907
Net income (loss)		842		673			673	169
Other comprehensive loss		(240)				(166)	(166)	(74)
Comprehensive income (loss)		602		673		(166)	507	95
Distributions to non-controlling interest		(117)						(117)
Balance as at Jun. 30, 2022		$ (1,078)	$ 53	$ 107	$ (2,379)	$ 256	$ (1,963)	$ 885

[1]	See Note 4, Acquisition of Businesses for further details.
[2]	See Note 3, Disposition of Businesses for further details.